CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss				$ 227,889
Changes in operating assets and liabilities:
Net cash used in operating activities				(386,461)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities				(115,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments of notes payable				(250,000)
Proceeds from promissory note			250,000
Net cash provided by financing activities			250,000	115,545,198
Cash, March 8, 2021 (inception)				196,000
Cash, end of the period	$ 354,737	$ 250,000	250,000	354,737
NATURALSHRIMP INCORPORATED [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(26,728,521)	(5,412,378)			$ (86,297,748)	$ (3,580,454)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization	933,461	612,275			881,500
Amortization expense	735,000
Amortization of debt discount	4,176,389	236,364			2,616,364	47,273
Change in fair value of derivative liability	16,927,000
Change in fair value of warrant liability	(1,876,000)				(1,987,000)
Financing costs		109,953
Forgiveness of PPP loan		(103,200)			(103,200)
Shares issued for services	74,750	122,926			44,099,376	745,250
Changes in operating assets and liabilities:
Accounts receivable	(57,736)				(14,385)
Inventory	(40,079)				(69,170)
Prepaid expenses and other current assets	720,314	(281,729)
Accounts payable	376,056	(138,766)			(2,657,052)	325,264
Other accrued expenses	51,363	(58,396)			(79,007)	117,957
Accrued expenses – related parties		600,000			200,000
Accrued interest	1,065,705	13,018			440,118	39,063
Accrued interest – related parties	11,796				16,000	44,096
Net cash used in operating activities	(3,630,503)	(4,299,933)			(12,575,244)	(2,377,377)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for machinery and equipment	(208,883)	(645,705)			(1,452,652)	(1,739,186)
Cash paid for patent acquisition with F & T		(2,000,000)			(2,000,000)
Cash paid for acquisition of shares of NCI		(1,000,000)			(1,000,000)
Cash paid for License Agreement		(2,350,000)			(2,350,000)
Cash paid for construction in process		(1,297,819)			(1,629,813)	(1,715,654)
Net cash used in investing activities	(208,883)	(7,293,524)			(8,432,465)	(7,537,630)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on bank loan		(4,114)			(214,852)	(19,889)
Payments of notes payable	(48,000)	(48,000)			(4,596,000)
Payments on notes payable, related party		(655,750)
Repayment of short-term promissory note and lines of credit	(227)	(553,577)
Borrowing on Notes payable related party
Notes receivable
Lines of credit
Proceeds from issuance of common shares under equity agreeement		17,277,123
Proceeds from promissory note	4,865,000
Proceeds from promissory note, related parties	250,000
Proceeds from convertible debentures, receipt from escrow	1,500,000				8,905,000	600,000
Escrow account in relation to the proceeds from promissory notes	(3,900,000)
Payments on convertible debentures		(421,486)			(421,486)
Proceeds from sale of Series E PS					1,348,000
Proceeds from sale of Series D PS						6,050,000
Redemption of Series D PS		(3,513,504)			(3,513,504)
Shares issued upon exercise of warrants		11,000
Net cash provided by financing activities	2,666,773	12,091,692			22,585,954	9,961,311
NET CHANGE IN CASH	(1,172,613)	498,236			1,578,245	46,304
Cash, March 8, 2021 (inception)	1,734,040	155,795			155,795	109,491
Cash, end of the period	561,428	654,031	$ 654,031	$ 561,428	1,734,040	155,795
INTEREST PAID	4,162	147,199			1,153,343	100,108
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Construction in process transferred to fixed assets	915,883
Shares issued upon conversion of convertible debentures		421,486			421,486	551,021
Shares issued upon conversion of Preferred stock	1,560,000				2,880,000
Cancellation of Right of Use asset and Lease liability		275,400			275,400
Shares issued as consideration for Patent acquisition		5,000,000			5,000,000
Shares issued as consideration for acquisition of remaining NCI		$ 2,000,000			$ 2,000,000